4. Promissory Notes Payable	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Promissory Notes Payable

On May 30, 2012, each of our two most significant investors agreed to (i) increase the amount of their credit facilities to $5,750,000 (total of $11,500,000), and (ii) extend the date their note becomes due and payable, together with accrued interest thereon, to January 11, 2016. The notes are secured by all assets of the Company and accrue interest at the rate of 7% per annum.